Natural and environmental resources (Details) $ in Millions	9 Months Ended
Sep. 30, 2023 COP ($)
Natural and environmental resources
Beginning Balance	$ 42,323,610
Ending Balance	43,985,932
Cost | Oil and gas investments
Natural and environmental resources
Beginning Balance	88,338,471
Additions/capitalizations	7,310,327
Abandonment cost update (Note 23)	0
Disposals	(501,700)
Disposals of exploratory assets and dry wells	0
Capitalized financial interests	190,333
Exchange differences capitalized	250
Foreign currency translation	(4,535,675)
Reclassifications/transfers	(1,177)
Ending Balance	90,800,829
Cost | Assets retirement obligations
Natural and environmental resources
Beginning Balance	7,104,903
Additions/capitalizations	14,473
Abandonment cost update (Note 23)	118,376
Disposals	0
Disposals of exploratory assets and dry wells	0
Capitalized financial interests	0
Exchange differences capitalized	0
Foreign currency translation	(161,889)
Reclassifications/transfers	(16,999)
Ending Balance	7,058,864
Cost | Exploration and evaluation
Natural and environmental resources
Beginning Balance	10,480,025
Additions/capitalizations	2,973,302
Abandonment cost update (Note 23)	(422)
Disposals	0
Disposals of exploratory assets and dry wells	(975,965)
Capitalized financial interests	66,939
Exchange differences capitalized	87
Foreign currency translation	(713,119)
Reclassifications/transfers	(112,418)
Ending Balance	11,718,429
Accumulated depreciation and impairment losses | Oil and gas investments
Natural and environmental resources
Beginning Balance	(58,382,473)
Amortization expense	(4,376,364)
Disposals	78,507
Foreign currency translation	2,408,370
Reclassifications/transfers	64,467
Ending Balance	(60,207,493)
Accumulated depreciation and impairment losses | Assets retirement obligations
Natural and environmental resources
Beginning Balance	(5,088,086)
Amortization expense	(280,361)
Disposals	0
Foreign currency translation	87,900
Reclassifications/transfers	0
Ending Balance	(5,280,547)
Accumulated depreciation and impairment losses | Exploration and evaluation
Natural and environmental resources
Beginning Balance	(129,230)
Amortization expense	0
Disposals	0
Foreign currency translation	0
Reclassifications/transfers	25,080
Ending Balance	(104,150)
Natural and environmental resources
Natural and environmental resources
Beginning Balance	42,323,610
Ending Balance	43,985,932
Natural and environmental resources | Oil and gas investments
Natural and environmental resources
Beginning Balance	29,955,998
Ending Balance	30,593,336
Natural and environmental resources | Assets retirement obligations
Natural and environmental resources
Beginning Balance	2,016,817
Ending Balance	1,778,317
Natural and environmental resources | Exploration and evaluation
Natural and environmental resources
Beginning Balance	10,350,795
Ending Balance	11,614,279
Natural and environmental resources | Cost
Natural and environmental resources
Beginning Balance	105,923,399
Additions/capitalizations	10,298,102
Abandonment cost update (Note 23)	117,954
Disposals	(501,700)
Disposals of exploratory assets and dry wells	(975,965)
Capitalized financial interests	257,272
Exchange differences capitalized	337
Foreign currency translation	(5,410,683)
Reclassifications/transfers	(130,594)
Ending Balance	109,578,122
Natural and environmental resources | Accumulated depreciation and impairment losses
Natural and environmental resources
Beginning Balance	(63,599,789)
Amortization expense	(4,656,725)
Disposals	78,507
Foreign currency translation	2,496,270
Reclassifications/transfers	89,547
Ending Balance	$ (65,592,190)